MAXIM SERIES FUND, INC.
8515 EAST ORCHARD ROAD
GREENWOOD VILLAGE, COLORADO 80111

December 30, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Maxim Series Fund, Inc. (the “Fund”)
Definitive Materials Pursuant to Rule 497(c) under the Securities Act of 1933
File Nos. 2-75503, 811-03364

Commissioners:

Electronically transmitted for filing, pursuant to Rule 497(c) under the Securities Act of 1933 (“1933 Act”), are the following definitive materials:  (i) prospectus for the Maxim MFS International Value Portfolio, (ii) prospectus for Maxim Putnam High Yield Bond Portfolio (collectively, the “Portfolios”), (iii) the Fund’s master prospectus, and (vi) the Fund’s Statement of Additional Information (“SAI”).  The definitive materials reflect changes in response to comments of the Commission staff (“Staff”) on Post-Effective Amendment No. 101 to the Fund's registration statement, filed pursuant to Rule 485(a)(1) under the 1933 Act on October 30, 2009.

Set forth below is each Staff comment on Post-Effective Amendment No. 101, communicated via telephone to me on December 4, 2009, by Mr. Jason Fox of the Commission’s Office of Insurance Products, followed by the Fund’s response.  Capitalized terms not defined in this letter have the meanings given them in the prospectuses.

I.  RESPONSES TO STAFF COMMENTS

A.           Comments Relating to Both Portfolios

The following comments relate to the prospectuses for both of the Portfolios, the master prospectus, the Fund’s SAI, and Part C of the registration statement, unless otherwise indicated, and include the section corresponding to Staff comments.

Comment No. 1

Disclose in the “Portfolio Performance Data” section of each prospectus that the benchmark performance does not reflect the deduction of fees and expenses.

Response

Comment complied with by adding the following sentence to the “Portfolio Performance Data” section of each prospectus:  “Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Investments cannot be made directly in a broad-based securities index.”

Comment No. 2

In the “Frequent Purchases and Redemptions of Fund Shares” section of each prospectus, specify the time period (in number of days) during which the Fund can cancel a purchase order.

Response

The Fund’s anti-market timing policy requires purchase orders to be rejected upon implementation of trading restrictions.  Comment complied with by modifying the applicable paragraph consistent with the Fund’s anti-market timing policy as follows:  “Upon identification of investors that have participated in market timing and/or excessive trading, MCM or its designee will utilize the recordkeeper’s resources to assist with notification to the insurance company, plan or program involved that the market timing and/or excessive trading activity must cease.  MCM or its designee will instruct the insurance company, plan or program to notify the investor to discontinue market timing and/or excessive trading activity.   If market timing and/or excessive trading activity does not stop, the Portfolios may implement trading restrictions.  Upon implementation of such trading restrictions, purchase orders are rejected.”

Comment No. 3

Disclose in the “Annual and Semi-Annual Shareholder Reports” section of each prospectus that the reports include financial statements and, with respect to the Annual Shareholder Report, auditor reports.

Response

Comment complied with by revising the “Financial Highlights” section of each prospectus to clarify that the Fund’s Annual and Semi-Annual Reports include financial statements and the Annual Report includes a report by Deloitte & Touche LLP, Independent Registered Public Accounting Firm.

Comment No. 4

In the “Lending of Portfolio Securities” section of the SAI, disclose that the value of securities lending is limited to one-third of a Portfolio’s total assets.

Response

Comment complied with by revising the “Lending of Portfolio Securities” section of the SAI as follows:  “Subject to Investment Limitations described above for all Portfolios, each Portfolio of the Fund from time-to-time may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third (33 1/3%) of the value of a Portfolio’s total assets (including the value of collateral received).  No lending may be made with any companies affiliated with MCM or the Sub-Advisers.  Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income.

Comment No. 5

Under Item 23 of Part C, state that the Item 23(o) is reserved and delete Item 23(q).

Response

Comment complied with by revising Item 23(o) of Part C to state that the item is reserved and deleting the reference to Item 23(q).

Comment No. 6

Supplement the “Principal Investment Strategies” section of each prospectus to reflect investment strategies involving derivatives and currency in order to mirror the derivative and currency risk disclosures under the “Principal Investment Risks” section.

Response

Comment complied with by revising and adding disclosure on derivatives and currency strategy in the “Principal Investment Strategies” section of each prospectus, which relates to the derivative and currency risk disclosures in the “Principal Investment Risks” section of each prospectus.

Comment No. 7

Supplement the “Principal Investment Strategies” and “Principal Investment Risks” sections to disclose investment strategies and risks related to securities lending.

Response

Comment complied with by adding disclosure relating to securities lending investment strategies and risks in the “Principal Investment Strategies” and “Principal Investment Risks” sections of the Maxim Putnam High Yield Bond Portfolio prospectus.  Since the Maxim MFS International Value Portfolio does not lend its portfolio securities, no securities lending disclosure was added to that prospectus.

B.           Comments Relating to Maxim MFS International Value Portfolio

The following comments relate to the prospectus for the Maxim MFS International Value Portfolio and include the prospectus section corresponding to Staff comments.

Comment No. 1

Disclose in the “Portfolio Performance Data” section the date the Portfolio began using the MSCI EAFE Value Index as an additional benchmark for the Portfolio and the reason why it was added.

Response

Comment complied with by adding the following sentence to the “Portfolio Performance Data” section: “Effective September 1, 2009, the Portfolio began using the MSCI EAFE® Value Index, which is more representative of the types of securities generally held by the Portfolio, as an additional benchmark.”

Comment No. 2

Add corresponding disclosure to footnote 1 to the “Annual Portfolio Operating Expenses” table as such disclosure was missing in Post-Effective Amendment No. 101.

Response

Comment complied with by adding the following disclosure to footnote 1 to the “Annual Portfolio Operating Expenses” table:

1  “Other Expenses” were lower than the figure shown by 0.02% due to a voluntary waiver by MCM. MCM can terminate this voluntary waiver at any time.”

Comment No. 3

Confirm the amounts in the “Example” section are correct.

Response

The amounts in the “Example” section are confirmed.

C.           Comments Relating to Maxim Putnam High Yield Bond Portfolio

The following comments relate to the prospectus for the Maxim Putnam High Yield Bond Portfolio and include the prospectus section corresponding to Staff comments.

Comment No. 1

Disclose in the “Principal Investment Strategies” section that high yield debt securities are also referred to as “junk.”

Response

Comment complied with by revising disclosure in the “Principal Investment Strategies” section to indicate that high yield debt securities also are referred to “junk.”

Comment No. 2

In the “Principal Investment Strategies” section, reverse the order of the second and third bullets.

Response

Comment complied with by reversing the order of the second and third bullets in the “Principal Investment Strategies” section.

Comment No. 3

Supplement the “Principal Investment Risks” section to include disclosure about market risk, zero coupon risk and convertible securities.

Response

Comment complied with by adding disclosure in the “Principal Investment Risks” section about market risk, zero coupon risk and convertible securities risk.

Comment No. 4

Confirm the amounts in the “Example” section are correct.

Response

The amounts in the “Example” section are confirmed.

D.           “Tandy” Comment

Comment No. 1:

Make the standard “Tandy” representations in the EDGAR correspondence.

Response

As requested by Mr. Jason Fox of the Commission’s Office of Insurance Products, the Fund hereby acknowledges as follows:

•	The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

•
Comments by the Commission staff or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•
The Fund may not assert staff comments as a defense to any action initiated by the Commission under the federal securities laws of the United States, except to the extent otherwise legally permissible.

II.  ADDITIONAL INFORMATION

The Fund submits that the changes described above are appropriate to be reflected in the definitive materials.  Contemporaneously herewith, the Fund is providing to Mr. Jason Fox a courtesy paper copy of this letter.

If you have any questions, please contact me at (303) 737-4675, or Ann B. Furman or Chip Lunde of Jorden Burt LLP at (202) 965-8130 or (202) 965-8139, respectively.

Very truly yours,

/s/ Ryan L. Logsdon

Ryan L. Logsdon
Assistant Vice President & Counsel
Great-West Life & Annuity Insurance Company

cc:           Mr. Jason Fox
Patrick F. Scott, Esq.
Ann B. Furman, Esq.
Chip Lunde, Esq.